March 3, 2023	Edward Baer T+1 415 315 6328 edward.baer@ropesgray.com

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	BondBloxx ETF Trust (the “Registrant”)
SEC File Nos. 333-258986 and 811-23731 Rule 497

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Registrant to certify that the forms of the Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act on behalf of the following series of the Registrants upon the effectiveness of Post-Effective Amendment No. 13 of the Registrant’s Registration Statement on Form N-1A (“Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on March 1, 2023:

BondBloxx USD High Yield Bond Industrial Sector ETF

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

BondBloxx USD High Yield Bond Healthcare Sector ETF

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

BondBloxx USD High Yield Bond Energy Sector ETF

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

BondBloxx BB Rated USD High Yield Corporate Bond ETF

BondBloxx B Rated USD High Yield Corporate Bond ETF

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Please direct any questions or comments concerning this filing to the undersigned at (415) 315-6328.

Very truly yours,

/s/ Edward Baer
Edward Baer

cc:	Joanna Gallegos
Tony Kelly